Equity, Liquidation Preferences (Q2) (Details) - Class C Units [Member]	6 Months Ended
Jun. 30, 2023
Liquidation Preferences [Abstract]
Percentage of liquidation preference if exit event occurs prior to june 7, 2024	125.00%
Percentage of liquidation preference if exit event occurs after june 7, 2024 but prior to June 7, 2025	120.00%
Percentage of liquidation preference if exit event occurs after june 7, 2025 but prior to June 7, 2026	115.00%
Percentage of liquidation preference if exit event occurs after june 7, 2026 but prior to June 7, 2027	110.00%
Percentage of liquidation preference if exit event occurs after june 7, 2027 but prior to June 7, 2028	105.00%
Percentage of liquidation preference if exit event occurs after june 7, 2029	100.00%